CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital	Share Premium	Free Distributable Reserves	Non-Distributable Reserves	Legal Reserves	Currency Translation Adjustment	Other Reserves	Retained Earnings	Total	Non-controlling interests	Total
Balance at Dec. 31, 2015	$ 20	$ 0	$ 330,007	$ 0	$ 0	$ (156,731)	$ 248,677	$ 40,786	$ 462,759	$ 371,342	$ 834,101
Shareholders contributions (Note 24f, 24b and 24d)			1,577,321				(1,556,827)		20,494	9,018	29,512
Income / (loss) for the year								33,759	33,759	(4,519)	29,240
Changes in legal reserves					2			(2)
Other comprehensive (loss) / income for the year						(31,990)	(292)		(32,282)	(12,355)	(44,637)
Changes in non-controlling interests (Note 24d and 24f)										(9,312)	(9,312)
Changes in other reserves (Note 24b)			0				(35,580)		(35,580)		(35,580)
Balance at Dec. 31, 2016	20	0	1,907,328	0	2	(188,721)	(1,344,022)	74,543	449,150	354,174	803,324
Shareholders contributions (Note 24f, 24b and 24d)			6,600						6,600		6,600
Refund of cash contributions (Note 24b)			(28,893)						(28,893)		(28,893)
Conversion (Note 24a)	1,499,980		(1,499,980)
Income / (loss) for the year								63,491	63,491	3,400	66,891
Other comprehensive (loss) / income for the year						(28,579)	14		(28,565)	3,430	(25,135)
Changes in non-controlling interests (Note 24d and 24f)										(25,645)	(25,645)
Balance at Dec. 31, 2017	1,500,000	0	385,055	0	2	(217,300)	(1,344,008)	138,034	461,783	335,359	797,142
Adjustment on adoption of IFRS 9 (net of tax) (Note 2.X)								2,356	2,356	542	2,898
Adjustment on initial application of IAS 29 (Note 2.W)								246,815	246,815	196,408	443,223
Adjusted balances at January 1, 2018	1,500,000		385,055		2	(217,300)	(1,344,008)	387,205	710,954	532,309	1,243,263
Shareholders contributions (Note 24f, 24b and 24d)										43,703	43,703
Income / (loss) for the year								7,125	7,125	(17,724)	(10,599)
Changes in legal reserves					174			(174)
Reverse stock split (Note 24a)	(1,351,883)			1,351,883
Initial Public Offering (Note 24a and 24c)	11,905	180,486							192,391		192,391
Other comprehensive (loss) / income for the year						(161,503)	165		(161,338)	(87,247)	(248,585)
Changes in non-controlling interests (Note 24d and 24f)							19,112		19,112	(16,588)	2,524
Balance at Dec. 31, 2018	$ 160,022	$ 180,486	$ 385,055	$ 1,351,883	$ 176	$ (378,803)	$ (1,324,731)	$ 394,156	$ 768,244	$ 454,453	$ 1,222,697